Loans Receivable and Allowance for Loan Losses (Accertable discount on loans acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable and Allowance for Loan Losses [Abstract]
Beginning Balance	$ 180,722	$ 205,491
Acquisitions		17,318	229,805
Accretion	(44,513)	(42,087)	(24,314)
Ending Balance	$ 136,209	$ 180,722	$ 205,491